OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Items Of Statement Of Comprehensive Income
Current tax	$ 280	$ 19	$ 99
Deferred tax	(405)	272	46
Difference between previous fiscal year income tax provision and the income tax statement	4	27	(21)
Total income tax - (Profit) Loss	(121)	318	124
Profit before income tax	$ 498	$ 623	$ 581
Current tax rate	35.00%	35.00%	35.00%
Income tax at the statutory tax rate	$ 174	$ 218	$ 203
Share of profit from companies	(52)	1	(37)
Non-taxable results	(4)	(17)	(3)
Effects of exchange differences and other results associated with the valuation of the currency, net	136	752	275
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(737)	(1,146)	(575)
Difference between previous fiscal year income tax provision and deferred tax and the income tax statement	18	3	2
Effect for tax inflation adjustment	346	501	253
Non-deductible cost	(2)	9	4
(Recovery of impairment) Impairment of deferred assets		$ (3)	$ 2